Statement of Operations - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2015
Revenue	$ 0
General and administrative costs
Other costs	250	$ 74	$ 254
Professional fees
-Auditors' fees			3,500
-Legal fees	1,250		1,250
Office Supplies		23	23
Computer and Internet expenses			465
Total operating expenses	(1,500)	97	5,492
Net profit	$ (1,500)	$ (97)	$ (5,492)
Net loss per common share - basic and diluted
Net loss per share attributable to common stockholders	$ 0	$ (0.00)	$ (0.00)
Weighted-average number of common shares outstanding	200,000,000	5,000,000	5,000,000